CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ 930	$ (2,819)	$ 212
Adjustments for the following non-cash items:
Depreciation	1,115	1,065	983
Unrealized financial instrument (gain) loss	102	(78)	12
Share of loss (earnings) from equity-accounted investments	(2)	4	(12)
Deferred income tax (recovery) expense	56	(134)	3
Other non-cash items	109	409	109
Remeasurement of BEPC exchangeable and class B shares	(1,267)	2,561	0
Dividends received from equity-accounted investments	3	3	7
Cash flows from (used in) operations before changes in related parties and working capital balances	1,046	1,011	1,314
Changes in due to or from related parties	(24)	(9)	66
Net change in working capital balances	(627)	(10)	(24)
Cash flows from (used in) operating activities	395	992	1,356
Financing activities
Proceeds from non-recourse borrowings	4,133	2,927	3,323
Repayment of non-recourse borrowings	(2,620)	(2,890)	(2,713)
Repayment of lease liabilities	(21)	(24)	(26)
Capital contributions from non-controlling interests	65	329	294
Capital contributions from the partnership	0	102	13
Capital repaid to non-controlling interests	(181)	(82)	0
Payments to acquire or redeem entity's shares	0	(44)	0
Distributions paid:
To participating non-controlling interests	(675)	(513)	(673)
To the partnership	0	(235)	(628)
Related party borrowings, net	(23)	(45)	122
Net cash flows from (used in) financing activities	678	(475)	(288)
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	(12)	(105)	(732)
Investment in property, plant and equipment	(1,354)	(373)	(406)
Proceeds from disposal of assets	376	17	0
Restricted cash and other	6	(17)	36
Cash flows from (used in) investing activities	(984)	(478)	(1,102)
Foreign exchange gain (loss) on cash	(34)	12	(4)
Increase (Decrease)	55	51	(38)
Balance, beginning of year	355	304	342
Balance, end of year	410	355	304
Supplemental cash flow information:
Interest paid	827	737	668
Interest received	20	19	16
Income taxes paid	$ 49	$ 49	$ 54